Pension and Postretirement Benefit Plans - Narrative (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2017 item	Aug. 31, 2015	Mar. 31, 2014 item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2011 item
United States | Funded
Benefit Plan Information
Original percentage medical inflation indexation by company in year		3.00%
Revised percentage medical inflation indexation by company in year		1.50%
WG Trading Company
Benefit Plan Information
Number of insurers 3M and certain benefit plans filed lawsuits on seeking insurance coverage for the WG Trading Company claim | item			5
Decrease in U.S. pension and postretirement plan assets at year end measurement date due to legal outcome				$ 73
Number of additional limited partners of WG Trading Company, in addition to 3M, who objected and appealed the court's order to the United States Court of Appeals for the Second Circuit | item							6
Panda Temple Power LLC
Benefit Plan Information
Number of entities in which the U.S. pension and postretirement benefit plans have invested in that filed for chapter 11 bankruptcy protection | item	1
Panda Temple Power LLC | Maximum
Benefit Plan Information
Percentage of investment in relation to the fair value of the U.S. pension and postretirement benefit plans' assets at the most recent measurement date					1.00%
Qualified and Non-qualified Pension Benefits | Funded
Benefit Plan Information
Company contributions year to date				964	$ 380
Decrease in annual net periodic benefit cost due to adoption of spot yield curve approach					180
Qualified and Non-qualified Pension Benefits | United States | Funded
Benefit Plan Information
Company contributions year to date				852	259
Projected benefit obligation increase due to mortality table update						$ 820
Projected benefit obligation decrease due to mortality table update					440
Qualified and Non-qualified Pension Benefits | International Qualified and Non-qualified Pension Benefits | Funded
Benefit Plan Information
Company contributions year to date				112	121
Postretirement Benefits | Funded
Benefit Plan Information
Company contributions year to date				$ 3	3
Postretirement Benefits | United States | Funded
Benefit Plan Information
Accumulated postretirement benefit obligation increase due to mortality table update						$ 100
Accumulated postretirement benefit obligation decrease due to mortality table update					$ 60